Financial Assets And Financial Liabilities - Summary Of Movement In The Derivative Warrant Liabilities (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure in tabular form of movement in warrant liabilities [line items]
Exchange differences	€ 985	€ (6,082)
Public warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 2,170
Number of warrants, Beginning balance (Shares)	5,259,506
Change in fair value of derivative warrant liabilities	€ 249
Exchange differences	(47)
Euros, Ending balance	€ 2,372
Number of warrants, Ending balance (Shares)	5,259,506
Private warrants [member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 3,664
Number of warrants, Beginning balance (Shares)	8,883,333
Change in fair value of derivative warrant liabilities	€ 420
Exchange differences	(79)
Euros, Ending balance	€ 4,005
Number of warrants, Ending balance (Shares)	8,883,333
BBVA Warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Number of Warrants Issued During The Period	1,007,894
Value of Warrants Issued During The Period	€ 3,893
Change in fair value of derivative warrant liabilities	(1,171)
Exchange differences	(125)
Euros, Ending balance	€ 2,597
Number of warrants, Ending balance (Shares)	1,007,894
Public warrant and Private warrant and BBVA warrant [Member]
Disclosure in tabular form of movement in warrant liabilities [line items]
Euros, Beginning balance	€ 5,834
Number of warrants, Beginning balance (Shares)	14,142,839
Number of Warrants Issued During The Period	1,007,894
Value of Warrants Issued During The Period	€ 3,893
Change in fair value of derivative warrant liabilities	(502)
Exchange differences	(251)
Euros, Ending balance	€ 8,974
Number of warrants, Ending balance (Shares)	15,150,733